Income Taxes - Schedule of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income tax expense at statutory Canadian rates	25.00%	25.50%
Increase (decrease) resulting from:
Rate differential on foreign income	(2.50%)	(4.20%)
Research and development and other tax credits	(0.80%)	(1.00%)
Non-deductible expenses and non-taxable income	0.70%	0.50%
Adjustments to prior year tax returns	(0.10%)	0.80%
Other	0.00%	0.80%
Average effective tax rate	22.30%	22.40%